SHARE-BASED PAYMENTS (Details 3) - Multiplus S.A. [Member] - Subsidiaries Compensation Plans [Member] - Stock Option [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares accrued options
Number of shares non accrued options	$ 316,025	$ 394,698